Transactions and Balances with Related Parties (Tables)	12 Months Ended
Dec. 31, 2022
Related Party Transactions [Abstract]
Schedule of transactions
	Year ended December 31,
	2022	2021	2020

Revenues	__	$888	__
Severance payment to former Company CEO			$234
General and administrative expenses (*)	$147	__

(*)	One time IPO bonus in the amount of $97 and $50 to the Company’s CEO and its former chairman, respectively.

Schedule of balances
	December 31,
	2022		2021

Accounts receivable (1)	$	__		$87
Other current assets		$27	$	__

(1)	See Note 6D above.